BANK LOANS (Details Narrative) ¥ in Millions			6 Months Ended
	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jul. 17, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Operating Lease, Right-of-Use Asset			$ 5,031,465		$ 5,170,395
Loans Payable			7,127,035
Interest expense			246,055	$ 158,269
Capitalized interest			91,126	$ 51,425
Long term debt			$ 7,815,035
Meijia [Member]
Line of Credit Facility [Line Items]
Secured Debt	$ 4,700,000					¥ 30.0
Meijia [Member] | Mr Silong Chen [Member]
Line of Credit Facility [Line Items]
Secured Debt	3,100,000					¥ 20.0
Meijia [Member] | Land [Member]
Line of Credit Facility [Line Items]
Operating Lease, Right-of-Use Asset	2,100,000
Meijia [Member] | Building [Member]
Line of Credit Facility [Line Items]
Operating Lease, Right-of-Use Asset	5,600,000
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from Loans	$ 7,800,000	¥ 50.0
Debt Instrument, Description	The loans have terms various between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points.	The loans have terms various between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points.